Lease Obligations - Reconciliation of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 819	$ 2,194
Amounts representing interest	19	180
Present value of net lease payments	800	2,014
Current portion of lease obligations	764	1,553
Lease obligations	36	461
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	783	1,760
1-3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total lease payments	$ 36	$ 434